LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS, FINANCING AND DEBENTURES
Current borrowings	R$ 6,227,951	R$ 3,426,696
Loans and financing, non current	57,456,375	32,310,813
Total borrowings	63,684,326	35,737,509	R$ 12,191,856
Interest on financing, current	886,886	345,988
Interest on financing, non-current	136,799
Interest on financing	1,023,685	345,988
Non-current funding, current	5,341,065	3,080,708
Non-current funding, non-current	57,319,576	32,310,813
Non-current funding	62,660,641	35,391,521
Foreign
LOANS, FINANCING AND DEBENTURES
Current borrowings	2,664,833	2,414,457
Loans and financing, non current	42,834,772	23,964,910
Total borrowings	R$ 45,499,604	26,379,367
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.60%
Current borrowings	R$ 26,307	21,577
Loans and financing, non current	27,620	139,940
Total borrowings	R$ 53,927	161,517
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.70%
Current borrowings	R$ 640,177	216,624
Loans and financing, non current	27,375,673	11,189,403
Total borrowings	28,015,850	11,406,027
Foreign | Syndicated Loan
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 12,269,252
Foreign | Syndicated Loan | LIBOR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	2.70%
Current borrowings	R$ 29,268	37,546
Loans and financing, non current	12,269,251	11,787,588
Total borrowings	12,298,519	11,825,134
Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 3,162,227
Foreign | Finnvera/EKN ("Export Credit Agencies") | LIBOR
LOANS, FINANCING AND DEBENTURES
Current borrowings		236,385
Loans and financing, non current		560,689
Total borrowings		797,074
Foreign | Financial lease | U.S.$
LOANS, FINANCING AND DEBENTURES
Current borrowings		5,608
Loans and financing, non current		12,617
Total borrowings		18,225
Foreign | Export credits (ACC - pre-payment) | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.10%
Current borrowings	R$ 1,965,600	1,896,717
Loans and financing, non current	3,162,228	274,673
Total borrowings	5,127,827	2,171,390
Foreign | Others
LOANS, FINANCING AND DEBENTURES
Current borrowings	3,481
Total borrowings	3,481
Domestic
LOANS, FINANCING AND DEBENTURES
Current borrowings	3,563,118	1,012,239
Loans and financing, non current	14,621,603	8,345,903
Total borrowings	R$ 18,184,722	9,358,142
Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.20%
Current borrowings	R$ 39,325	26,119
Loans and financing, non current	77,333	95,034
Total borrowings	R$ 116,658	121,153
Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.80%
Current borrowings	R$ 283,658	28,867
Loans and financing, non current	1,517,649	183,269
Total borrowings	R$ 1,801,307	212,136
Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.20%
Current borrowings	R$ 18,404
Loans and financing, non current	441,233
Total borrowings	R$ 459,637
Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.90%
Current borrowings	R$ 78,458
Loans and financing, non current	718,017
Total borrowings	796,475
Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 9,564
Domestic | FINAME | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.60%
Current borrowings	R$ 4,781	970
Loans and financing, non current	9,564	2,010
Total borrowings	14,345	2,980
Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 156,904
Domestic | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.70%
Current borrowings	R$ 37,815	25,038
Loans and financing, non current	156,904	191,976
Total borrowings	194,719	217,014
Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 2,952,451
Domestic | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.90%
Current borrowings	R$ 2,860,938	789,892
Loans and financing, non current	2,952,451	1,588,986
Total borrowings	5,813,389	2,378,878
Domestic | Export credit note
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 1,270,065
Domestic | Export credit note | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.20%
Current borrowings	R$ 131,914	93,001
Loans and financing, non current	1,270,065	1,327,378
Total borrowings	1,401,979	1,420,379
Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 273,303
Domestic | Rural Producer Certificate | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.60%
Current borrowings	R$ 5,840	6,809
Loans and financing, non current	273,303	273,029
Total borrowings	279,143	279,838
Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 1,312,586
Domestic | Export credits ("Pre payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.20%
Current borrowings	R$ 77,694
Loans and financing, non current	1,312,586
Total borrowings	1,390,280
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 475,905
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.00%
Current borrowings	R$ 76,596	7,725
Loans and financing, non current	475,905	5,135
Total borrowings	552,501	12,860
Domestic | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 4,559
Domestic | Others Revolving Cost Working Capital And Industrial Development Fund | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	0.40%
Current borrowings	R$ 954	10,467
Loans and financing, non current	4,558	16,930
Total borrowings	5,513	27,397
Domestic | FDIC Funds of credit rights | Fixed
LOANS, FINANCING AND DEBENTURES
Current borrowings		22,054
Total borrowings		22,054
Domestic | Fair value adjustment on business combination with Fibria
LOANS, FINANCING AND DEBENTURES
Current borrowings	(63,256)
Total borrowings	(63,256)
Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 5,412,035
Domestic | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.70%
Current borrowings	R$ 9,997	1,297
Loans and financing, non current	5,412,035	4,662,156
Total borrowings	R$ 5,422,032	R$ 4,663,453